SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	8 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
For the Period from April 26, 2021 (inception) to December 31, 2021
Class B share outstanding	7,906,250
Class A shares Issued upon IPO	31,625,000
Proceeds allocated to Class A	$316,250,000
Class A redemption amount	$320,993,750

EPS
Net (loss)/income	$(915,705)
Class A accretion to redemption amount	$(4,743,750)
Net (loss)/ income available to shareholders	$(5,659,455)

Two Class Method
	Class A	Class B
Allocation of Net (loss)/income available to shareholders	$(4,527,564)	$(1,131,891)
Accretion of Class A to redemption value	$4,743,750
Net (loss)/income	$216,186	$(1,131,891)

Weighted Average Shares outstanding	9,271,586	7,906,250

EPS	$0.02	$(0.14)